Supplement to the
Fidelity® Select Portfolios®
Gold Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Managers" heading.
Colin Anderson (Co-Portfolio Manager) has managed the fund since 2023.
Ryan Oldham (Co-Portfolio Manager) has managed the fund since 2024.
Effective December 31, 2024, Mr. Anderson will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Oldham will assume sole portfolio manager responsibilities.
AGLD-SUSTK-1124-109 1.9880377.109	November 1, 2024
Supplement to the
Fidelity® Select Portfolios®
Gold Portfolio
April 29, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Managers" heading.
Colin Anderson (Co-Portfolio Manager) has managed the fund since 2023.
Ryan Oldham (Co-Portfolio Manager) has managed the fund since 2024.
Effective December 31, 2024, Mr. Anderson will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Oldham will assume sole portfolio manager responsibilities.
GOL-SUSTK-1124-105 1.9880368.105	November 1, 2024